CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash Flows from Operating Activities:
Net income	¥ 119,058	¥ 85,901	¥ 71,353
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	178,840	165,193	163,546
Provision for doubtful receivables and probable loan losses	10,016	19,186	31,065
Increase (Decrease) in policy liabilities	20,990	6,421	(11,615)
Deferred tax provision (benefit)	32,655	16,362	(19,624)
Equity in net income of affiliates (excluding interest on loans)	(12,874)	(889)	(14,337)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(7,883)	(3,317)	(1,199)
Gains on sales of available-for-sale securities	(17,252)	(8,918)	(4,867)
Gains on sales of real estate under operating leases	(5,800)	(2,215)	(5,103)
Gains on sales of operating lease assets other than real estate	(14,032)	(14,721)	(9,968)
Write-downs of long-lived assets	19,117	15,167	17,400
Write-downs of securities	22,838	16,470	21,747
Decrease (Increase) in restricted cash	33,852	(5,188)	(6,659)
Decrease (Increase) in trading securities	(16,264)	55,173	(28,372)
Decrease in inventories	37,918	26,830	27,596
Decrease (Increase) in other receivables	20,782	(7,893)	16,006
Increase (Decrease) in trade notes, accounts payable and other liabilities	(8,715)	22,760	(22,042)
Other, net	(21,942)	(53,328)	(12,547)
Net cash provided by operating activities	391,304	332,994	212,380
Cash Flows from Investing Activities:
Purchases of lease equipment	(736,373)	(603,060)	(561,919)
Principal payments received under direct financing leases	381,080	348,549	384,288
Installment loans made to customers	(918,777)	(741,570)	(719,190)
Principal collected on installment loans	1,193,884	918,565	1,130,718
Proceeds from sales of operating lease assets	173,890	174,139	159,369
Investment in affiliates, net	(19,206)	17,808	36,945
Proceeds from sales of investment in affiliates	3,280	2,864	4,622
Purchases of available-for-sale securities	(684,870)	(654,873)	(742,816)
Proceeds from sales of available-for-sale securities	417,534	279,367	340,634
Proceeds from redemption of available-for-sale securities	373,729	361,881	310,594
Purchases of held-to-maturity securities	(46,567)	(182)	0
Purchases of other securities	(26,855)	(44,654)	(48,538)
Proceeds from sales of other securities	40,568	24,832	25,614
Purchases of other operating assets	(15,152)	(17,282)	(14,219)
Acquisitions of subsidiaries, net of cash acquired	(43,223)	(9,252)	(46,554)
Sales of subsidiaries, net of cash disposed	(171)	7,554	12,685
Other, net	12,886	(22,929)	(20,635)
Net cash provided by investing activities	105,657	41,757	251,598
Cash Flows from Financing Activities:
Net decrease in debt with maturities of three months or less	(20,507)	(59,769)	(72,584)
Proceeds from debt with maturities longer than three months	1,365,827	1,488,111	1,488,199
Repayment of debt with maturities longer than three months	(1,790,616)	(1,782,081)	(1,918,774)
Net increase in deposits due to customers	6,623	40,288	166,012
Cash dividends paid to ORIX Corporation shareholders	(9,676)	(8,599)	(8,061)
Contribution from noncontrolling interests	1,133	20,258	0
Cash dividends paid to redeemable noncontrolling interests	(5,763)	(1,079)	(6,008)
Net decrease in call money	0	(10,000)	(8,000)
Other, net	(14,214)	(5,606)	(4,374)
Net cash used in financing activities	(467,193)	(318,477)	(363,590)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	9,636	(1,509)	(7,348)
Net Increase in Cash and Cash Equivalents	39,404	54,765	93,040
Cash and Cash Equivalents at Beginning of Year	786,892	732,127	639,087
Cash and Cash Equivalents at End of Year	¥ 826,296	¥ 786,892	¥ 732,127